Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ (249,246.9)	$ (3,604.2)	₨ 55,258.1	₨ 49,730.2
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨			(2.4)	(2.2)
Net income attributable to shareholders, Diluted earnings per share	₨ (249,246.9)	$ (3,604.2)	₨ 55,255.7	₨ 49,728.0
Weighted average shares, Basic net earnings per share	2,887,348,474	2,887,348,474	2,887,348,357	2,887,218,310
Weighted average shares, Effect of shares kept in abeyance			494,469	599,766
Weighted average shares, Diluted earnings per share	2,887,348,474	2,887,348,474	2,887,842,826	2,887,818,076
Basic net earnings per share | (per share)	₨ (86.3)	$ (1.2)	₨ 19.1	₨ 17.2
Earnings per share, Effect of shares kept in abeyance | ₨ / shares			(4.9)	(3.7)
Diluted earnings per share | (per share)	₨ (86.3)	$ (1.2)	₨ 19.1	₨ 17.2
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ (43,895.8)	$ (634.7)	₨ 9,782.6	₨ 8,809.1
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨			2.4	2.2
Net income attributable to shareholders, Diluted earnings per share	₨ (43,895.8)	$ (634.7)	₨ 9,785.0	₨ 8,811.3
Weighted average shares, Basic net earnings per share	508,502,371	508,502,371	508,502,336	508,483,714
Weighted average shares, Effect of shares kept in abeyance			233,774	252,396
Weighted average shares, Diluted earnings per share	508,502,371	508,502,371	508,736,110	508,736,110
Basic net earnings per share | (per share)	₨ (86.3)	$ (1.2)	₨ 19.2	₨ 17.3
Earnings per share, Effect of shares kept in abeyance | ₨ / shares			10.3	8.7
Diluted earnings per share | (per share)	₨ (86.3)	$ (1.2)	₨ 19.2	₨ 17.3